UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2017

Item #1. Reports to Stockholders.

INDEX
The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund (collectively, the “E-Valuator Funds”)

The E-valuator

RISK MANAGED STRATEGY FUNDS

(Registered Trademark Pending)

For the year ended September 30, 2017

Annual Report

THE E-VALUATOR FUNDS

The E-Valuator Very Conservative RMS Fund

The E-Valuator Conservative RMS Fund

The E-Valuator Tactically Managed RMS Fund

The E-Valuator Moderate RMS Fund

The E-Valuator Growth RMS Fund

The E-Valuator Aggressive Growth RMS Fund

The E-Valuator Very Conservative RMS Fund
As of September 30, 2017
Service Share: EVVLX
R4 Share: EVVCX
For the fiscal period ended September 30, 2017, the underlying allocation to Money Market was 1%. The allocation to Equities continues in the 13%-14% range of The E-Valuator Very Conservative RMS Fund’s (the “Fund”) assets, leaving the remaining underlying investments (approximately 85%-86%) to be invested across a variety of fixed income (bonds) instruments.
The stated goal for this Risk Managed Strategy (RMS) fund’s standard deviation range is from a low of 1% to a high of 3.5% over a 3-year or 5-year timeframe. Both share classes of the Fund are easily meeting this goal with its 3-year and 5-year standard deviation performance. Both are well below their respective Morningstar peer group, which is listed as 3.78% for 3-years and 3.82% for 5-years.
As of September 30, 2017, this Fund posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVVLX	1.83%	4.73%	2.66%	3.07%	1.87%	2.22%	2.08%
R4 Share: EVVCX	1.84%	4.53%	2.41%	2.71%	1.90%	2.26%	2.08%

	Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Allocation – 15% to 30% Equity	1.56%	4.46%	2.92%	3.33%	2.52%	3.78%	3.82%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017

The Fund has less than 15% of its assets invested in equity assets, therefore it will always be challenged to generate returns beyond the average of its Morningstar peers due to the fact that Morningstar places this Fund in the same peer group as the E-Valuator Conservative RMS fund, i.e. 15% to 30% Equity. A more appropriate peer group would contain an allocation to Equities ranging from 0% to 15%, however, Morningstar did not create a peer group of this level of equity allocation. Therefore, Morningstar is comparing the performance of this Very Conservative investment to other investments that may hold up to 30% of their assets invested in equities. This explains why the Fund’s rates-of-return lag the

The E-Valuator Very Conservative RMS Fund
As of September 30, 2017
Morningstar peer group for the past 3-year and 5-year timeframes, and also explains why the Fund’s 3-year standard deviation and 5-year standard deviation are over 40% below the Morningstar category.
For the quarter ended September 30, 2017, the Fund outperformed its Morningstar’s Category (15% to 30% Equity Allocation) while retaining less than 15% of its assets dedicated to Equities. The use of more Ultra Short term debt and Short term debt have helped the Fund increase its returns as compared to the heavy allocation into money markets in the past. While interest rates continue to rise and are expected to rise later this year, the Fund is finding it easier to position assets in the fixed income sector with less concerns over negative performance. The Fund anticipates growing domestic and international stock markets for the remaining portion of 2017, and the potential continued rate increase from the Federal Reserve prior to year-end.
The best performing categories for this Fund have been Multi Sector Bond, Emerging Market Bonds, and High Yield Bonds. The categories that have posted the poorest performance have been Inflation Protected Bonds, Mid Cap Value Stocks, and Money Market.
Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities resulting from the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)
Service Shares
The E-Valuator Very Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Service Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Very Conservative RMS Fund:	4.73%	3.07%	3.12%
Barclays Aggregate Bond Index:	0.07%	2.07%	2.41%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Very Conservative RMS Fund:	4.53%	2.71%	2.78%
Barclays Aggregate Bond Index:	0.07%	2.07%	2.41%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	25.65%
	CONVERTIBLE BOND	2.56%
7,159	SPDR Bloomberg Barclays Convertible Securities ETF		$ 365,610
	CORPORATE	20.50%
36,814	SPDR BofA Merrill Lynch Crossover Corporate
	Bond ETF		987,455
18,631	VanEck Vectors Fallen Angel High Yield Bond ETF		564,706
21,856	VanEck Vectors Investment Grade Floating Rate
	Bond ETF		552,520
10,328	Vanguard Short-Term Corporate Bond ETF		827,583
			2,932,264
	LARGE CAP	2.10%
2,281	iShares Russell Top 200 Growth ETF		154,697
996	PowerShares QQQ Trust Series 1 ETF		144,868
			299,565
	MID CAP	0.49%
662	Vanguard Mid-Cap Value ETF		69,934
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $3,559,303)	25.65%	3,667,373

	MUTUAL FUNDS	72.14%
	AGGREGATE BOND	34.35%
37,184	Baird Core Plus Bond fund Institutional Class		418,315
102,830	Lord Abbett Bond-Debenture Fund R6 Class		844,233
159,905	Lord Abbett Short Duration Income Fund R6 Class		684,394
69,472	PIMCO Income Fund Institutional Class		864,237
115,221	PIMCO Low Duration Income Fund
	Institutional Class		988,596
64,610	Vanguard Short-Term Invest-Grade Fund
	Admiral Class		690,681
41,663	Voya Intermediate Bond Fund R6 Class		422,466
			4,912,922
	BANK LOANS	2.81%
43,768	Lord Abbett Floating Rate Fund R6 Class		401,356

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND LARGE CAP	2.08%
7,455	DFA US Large Company Portfolio Institutional Class	$ 146,045
658	Vanguard Institutional Index Fund Institutional Class		150,934
			296,979
	BLEND MID CAP	0.50%
1,794	Vanguard Mid-Cap Index Fund Institutional Class		72,150
	CONVERTIBLE	2.61%
18,312	Franklin Convertible Securities Fund Class R6		373,379
	EMERGING MARKETS BOND	3.94%
39,670	Payden Emerging Markets Bond Fund SI Class		563,709
	FOREIGN AGGREGATE	2.92%
70,309	Oppenheimer International Bond Fund Y Class		417,638
	FOREIGN BLEND	2.58%
2,337	American Funds Fundamental Investors R6		144,502
3,599	Oppenheimer Global Opportunities Fund
	Institutional Class		224,069
			368,571
	GOVERNMENT BOND	2.91%
50,955	AB Income Fund Advisor Class		415,794
	GROWTH LARGE CAP	1.06%
2,226	Vanguard Growth Index Fund Institutional Class		152,154
	HIGH YIELD BOND	4.88%
31,194	AB High Income Fund Advisor Class		279,495
53,792	Lord Abbett High Yield Fund R6 Class		417,962
			697,457
	INFLATION PROTECTED	1.90%
25,019	AB Bond Inflation Strategy Portfolio Advisor Class		271,207
	MODERATE ALLOCATION	2.06%
8,227	American Balanced Fund Class R6		222,211
2,157	Vanguard Balanced Index Fund Admiral Class		72,429
			294,640
	OBJECTIVE BANK LOANS	2.89%
60,428	Credit Suisse Floating Rate High Income Fund
	Institutional Class		413,930

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE BROAD MARKET	1.63%
5,355	American New Perspective Fund Class R6		$ 233,693
	VALUE LARGE CAP	3.02%
3,268	American Fund Washington Mutual Investors
	Fund R6		145,569
3,719	DFA U.S. Large Cap Value Portfolio
	Institutional Class		142,398
3,677	Vanguard Value Index Fund Institutional Class		143,225
			431,192
	TOTAL MUTUAL FUNDS
	(Cost: $10,035,243)	72.14%	10,316,771
	MONEY MARKET FUNDS	2.02%
151,267	Federated Institutional Prime Obligation Fund
	Institutional Class 1.20%*		151,312
138,101	Vanguard Treasury Money Market Fund
	Institutional Class 0.98%*		138,101
	(Cost: $289,413)		289,413
	TOTAL INVESTMENTS	99.81%
	(Cost: $13,883,959)		14,273,557
	Other assets, net of liabilities	0.19%	27,707
	NET ASSETS	100.00%	$ 14,301,264

*	Effective 7 day yield as of September 30, 2017

See Notes to Financial Statements

The E-Valuator Conservative RMS Fund
As of September 30, 2017
Service Share: EVCLX
R4 Share: EVFCX
For the fiscal period ended September 30, 2017, the underlying allocation of The E-Valuator Conservative RMS Fund (the “Fund”) remained consistent with the previous quarter with approx. 1% dedicated to Money Market to help preserve principal; approx. 69% dedicated to Fixed Income (bonds) to generate current income and the remaining approx. 30% was dedicated equities to outpace inflation. The equity component was split between Large Cap Equity (19% Domestic and 6% Foreign) and approx. 5% to Domestic Small/Mid Cap.
The stated goal for this Risk Managed Strategy (RMS) fund’s standard deviation range is from a low of 3% to a high of 6% over a 3-year or 5-year timeframe. The Fund is currently meeting this goal with its 3-year standard deviation in Service Shares at 4.00%, and its 5-year standard deviation at 3.91%. Both are reasonable close to the respective Morningstar peer group, which is listed as 3.78% for 3-years and 3.82% for 5-years.
As of September 30, 2017, this Fund posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVCLX	2.55%	6.83%	4.08%	5.41%	2.47%	4.00%	3.91%
R4 Share: EVFCX	2.46%	6.47%	3.74%	5.10%	2.45%	3.99%	3.93%

	Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Allocation – 15% to 30% Equity	1.56%	4.46%	2.92%	3.33%	2.52%	3.78%	3.82%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017
The Fund has approximately 30% of its assets invested in equity assets which places it at the upper level of equity allocation as compared to its peers. The Fund intends to sustain the equity allocation at this level until it determines a reduction in equity holdings would prove to be beneficial in the event of a pullback in the overall equity market returns.

The E-Valuator Conservative RMS Fund
As of September 30, 2017
The Fund continues to outperform its Morningstar’s Category (15% to 30% Equity Allocation) in every timeframe, i.e. 3-month, 1-year, 3-year, and 5-year, while keeping its volatility as measured by Standard Deviation very near if not below the average of their peers. The Fund will continue to retain an equity allocation ranging from 25% to 30% of the overall Portfolio. The Fund continues its slow rotation out of shorter term fixed income investments into more intermediate duration to capitalize on the higher rates with an eye on inflation. A continued gradual walk up of interest rates would have little to no negative impact on the overall performance of this Fund.
The Fund’s most positive performing categories for this timeframe were High Yield bonds, World bonds, and Convertible bonds. The Fund’s lowest performing categories were Mid Cap Value, Short Term Bonds and Money Market.
Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities resulting from the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk.

THE E-VALUATOR CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)
Service Shares
The E-Valuator Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Service Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Conservative RMS Fund:	6.83%	5.41%	5.58%
Barclays Aggregate Bond Index:	0.07%	2.07%	2.41%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)
R4 Shares
The E-Valuator Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	R4 Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Conservative RMS Fund:	6.47%	5.10%	5.30%
Barclays Aggregate Bond Index:	0.07%	2.07%	2.41%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	19.82%
	CONVERTIBLE BOND	4.04%
42,718	SPDR Bloomberg Barclays Convertible Securities ETF		$ 2,181,608
	CORPORATE	10.75%
118,092	SPDR BofA Merrill Lynch Crossover Corporate
	Bond ETF		3,167,558
69,570	VanEck Vectors Fallen Angel High Yield Bond ETF		2,108,667
6,430	Vanguard Short-Term Corporate Bond ETF		515,236
			5,791,461
	FINANCIAL	1.55%
21,571	Financial Select Sector SPDR Fund ETF		557,826
4,264	Vanguard Financials ETF		278,695
			836,521
	INTERNATIONAL	1.00%
6,253	Vanguard FTSE Developed Markets ETF		271,443
3,638	Wisdom Tree International SmallCap Dividend Fund		269,030
			540,473
	LARGE CAP	1.01%
3,736	PowerShares QQQ Trust Series 1		543,401
	MID-CAP	1.47%
5,294	Schwab US Mid-Cap ETF		265,282
4,997	Vanguard Mid-Cap Value ETF		527,883
			793,165
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $10,123,808)	19.82%	10,686,629

	MUTUAL FUNDS	78.43%
	AGGREGATE BOND	23.96%
139,670	Baird Core Plus Bond Fund Institutional Class		1,571,282
255,838	Lord Abbett Bond-Debenture Fund R6 Class		2,100,427
235,518	Lord Abbett Short Duration Income Fund R6 Class		1,008,018
238,644	PIMCO Income Fund Institutional Class		2,968,734
370,656	PIMCO Low Duration Income Fund
	Institutional Class		3,180,231
48,091	Vanguard Short-Term Investment Grade Fund
	Admiral Class		514,095
155,354	Voya Intermediate Bond Fund R6 Class		1,575,289
			12,918,076

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOANS	5.75%
228,922	Credit Suisse Floating Rate High Income Fund
	Institutional Class	$ 1,568,112
166,832	Lord Abbott Floating Rate Fund Institutional Class		1,529,846
			3,097,958
	BLEND LARGE CAP	5.10%
55,655	DFA US Large Company Portfolio Institutional Class		1,090,277
6,197	Fidelity 500 Index Fund Premium Class		548,564
4,833	Vanguard Institutional Index Fund R6 Class		1,108,992
			2,747,833
	BLEND MID CAP	0.50%
6,670	Vanguard Mid-Cap Index Fund Institutional Class		268,259
	BLEND SMALL CAP	1.03%
17,782	Schwab Small-Cap Index Fund Select Shares		554,445
	CONVERTIBLE	4.13%
109,118	Franklin Convertible Securities Fund Class R6		2,224,921
	DEVELOPED MARKETS	1.01%
38,976	Vanguard Developed Markets Index Fund
	Institutional Class		543,719
	EMERGING MARKETS	4.43%
5,128	DFA Emerging Markets Portfolio Institutional Class		146,545
4,756	JPMorgan Emerging Markets Equity Fund R6		133,255
148,466	Payden Emerging Markets Bond Fund SI Class		2,109,695
			2,389,495
	FOREIGN AGGREGATE	3.87%
351,415	Oppenheimer International Bond Fund Class Y		2,087,403
	FOREIGN BLEND	3.17%
8,861	American Funds Fundamental Investors R6		547,884
18,669	Oppenheimer Global Opportunities Fund
	Institutional Class		1,162,330
			1,710,214
	FOREIGN GROWTH	0.53%
3,110	Vanguard International Growth Fund Admiral Class		287,865
	GOVERNMENT BOND	2.89%
190,838	AB Income Fund Advisor Class		1,557,241

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH LARGE CAP	3.15%
2,825	American Fund Growth Fund of America R6	$ 140,445
2,161	Franklin Dynatech Fund R6		141,076
2,997	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		277,982
16,628	Vanguard Growth Index Fund Institutional Class		1,136,388
			1,695,891
	GROWTH MID CAP	1.03%
4,866	Janus Henderson Enterprise Fund Institutional Class		555,748
	HIGH YIELD BOND	4.84%
116,444	AB High Income Fund Advisor Class		1,043,335
201,156	Lord Abbett High Yield Fund R6 Class		1,562,981
			2,606,316
	INFLATION PROTECTED	1.88%
93,596	AB Bond Inflation Strategy Portfolio Advisor Class		1,014,583
	MODERATE ALLOCATION	3.05%
40,884	American Balanced Fund Class R6		1,104,264
16,117	Vanguard Balance Index Fund Admiral Class		541,218
			1,645,482
	VALUE BROAD MARKET	3.10%
38,342	America New Perspective Fund R6 Class		1,673,242
	VALUE LARGE CAP	4.52%
12,499	American Funds Washington Mutual Investors
	Fund Class R6		556,822
13,969	DFA U.S. Large Cap Value Portfolio Institutional Class		534,864
34,491	Vanguard Value Index Fund Institutional Class		1,343,408
			2,435,094
	VALUE MID CAP	0.49%
7,512	Wells Fargo C&B Mid Cap Value Fund
	Administrator Class		266,811
	TOTAL MUTUAL FUNDS
	(Cost: $40,609,103)	78.43%	42,280,596

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	1.60%
345,165	Federated Institutional Prime Obligation Fund
	Institutional Class 1.20%*		$ 345,268
516,840	Vanguard Treasury Money Market Fund
	Institutional Class 0.98%*		516,840
	(Cost: $862,108)		862,108
	TOTAL INVESTMENTS	99.85%
	(Cost: 51,595,019)		53,829,333
	Other assets, net of liabilities	0.15%	80,686
	NET ASSETS	100.00%	$ 53,910,019

*	Effective 7 day yield as of September 30, 2017

See Notes to Financial Statements

The E-Valuator Tactically Managed RMS Fund
As of September 30, 2017
Service Share: EVTTX R4
Share: EVFTX
The underlying allocation was split between 6 tactically managed mutual funds and ETF’s (exchange traded funds). These underlying managers held approx. 7.5% in cash, 33% in fixed income (23% Domestic bonds and 10% Foreign bonds), and 51% in equities (26% in Domestic stocks and 25% in Foreign stocks).
Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level in Service Shares of 6.68% for 3-Years and 6.58% for 5-Years are well below the stated standard deviation goals which are 9.0% to 13.0% for a 3-year or 5-year timeframe.
As of September 30, 2017, The E-Valuator Tactically Managed RMS Fund (the “Fund”) posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVTTX	3.48%	8.64%	4.01%	5.73%	3.23%	6.68%	6.58%
R4 Share: EVFTX	3.37%	8.33%	3.54%	5.14%	3.12%	6.73%	6.61%

				Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Tactical Allocation	3.08%	9.31%	3.38%	4.89%	4.92%	7.20%	7.20%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017

The Fund maintained 6 underlying tactical managers the quarter ended September 30, 2017. For the quarter, the Fund’s 3-year and 5-year performance outperformed its Morningstar peer group (US Fund Tactical Allocation) while keeping its Standard Deviation below the category’s average for the past 1-year, 3-years, and 5-years.
Since we believe this is a Tactically managed fund, it can be anticipated the underlying managers will closely monitor any potential dislocation in the markets that may create investment opportunities out of policies by the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

	Service Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Tactically Managed RMS Fund:	8.64%	5.73%	5.30%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
			Since
	One Year		Inception*
	Ended	5 Years	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Tactically Managed RMS Fund:	8.33%	5.14%	4.66%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	98.13%
	AGGRESSIVE ALLOCATION	18.95%
194,080	Goldman Sachs Growth Strategy Portfolio Class R6		$ 3,015,999
	DYNAMIC ALLOCATION	28.62%
37,679	American Funds Capital Income Builder Class R6		2,363,621
108,323	BlackRock Multi-Asset Income Portfolio Class K		2,192,461
			4,556,082
	GLOBAL ALLOCATION	50.56%
182,315	AllianzGI Global Allocation Fund Class R6		2,211,485
287,133	Deutsche Global Income Builder Class R6		2,851,231
161,988	JPMorgan Global Allocation Fund Institutional Class		2,983,819
			8,046,535
	TOTAL MUTUAL FUNDS
	(Cost: $15,038,485)	98.13%	15,618,616
	MONEY MARKET FUNDS	1.81%
131,788	Federated Institutional Prime Obligation Fund
	Institutional Class 1.20%*		131,827
155,567	Vanguard Treasury Money Market Fund
	Investor Class 0.98%*		155,567
	(Cost: $287,394)		287,394
	TOTAL INVESTMENTS	99.94%
	(Cost: $15,325,879)		15,906,010
	Other assets, net of liabilities	0.06%	9,892
	NET ASSETS	100.00%	$ 15,915,902

*	Effective 7 day yield as of September 30, 2017

See Notes to Financial Statements

The E-Valuator Moderate RMS Fund
As of September 30, 2017
Service Share: EVMLX
R4 Share: EVFMX
For the fiscal period ended September 30, 2017, the underlying allocation was approx. 1% dedicated to Money Market to help preserve principal; approx. 31% was dedicated to Fixed Income (bonds) to generate current income and the remaining approx. 68% was dedicated to Equities to outpace inflation, with approx. 47% invested in Large Caps and approx. 21% in Small-Mid Caps. Of the equity holdings, approx. 17% were invested in foreign stocks, and approx. 51% in domestic stocks.
Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level in Service Shares of 6.70% for 3-Year and 6.61% for 5-Years are well within the stated standard deviation goals which are 5.5% to 8.5% for a 3-year or 5-year timeframe.
As of September 30, 2017, The E-Valuator Moderate RMS Fund (the “Fund”) posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVMLX	4.07%	12.15%	6.30%	8.29%	3.88%	6.70%	6.61%
R4 Share: EVFMX	3.98%	11.78%	5.94%	7.93%	3.84%	6.67%	6.54%

	Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Allocation – 50% to 70% Equity	3.01%	10.52%	5.38%	7.51%	3.98%	6.91%	6.74%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017

The Fund continues to outperform its Morningstar’s Category (50% to 70% Equity Allocation) in every timeframe, i.e. 3-month, 1-year, 3-year, and 5-year, while keeping its volatility as measured by Standard Deviation below the peer group average. The allocation to foreign securities has helped this fund weather the fall-

The E-Valuator Moderate RMS Fund
As of September 30, 2017
out in performance of domestic small and mid-cap securities. The fixed income allocation has benefited from performance in the High Yield, Convertible, and Bank Loan categories. The continued growth in the domestic stock market in the last half of 2017 has been a contributing factor for this Fund over the past quarter.
Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities resulting from the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk.

THE E-VALUATOR MODERATE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

	Institutional Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Moderate RMS Fund:	12.15%	8.29%	8.27%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Moderate RMS Fund:	11.78%	7.93%	7.99%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	19.53%
	CONVERTIBLE BOND	2.95%
91,529	SPDR Bloomberg Barclays Convertible Securities ETF		$ 4,674,386
	Corporate High Yield	3.79%
112,135	SPDR BofA Merrill Lynch Crossover Corporate
	Bond ETF		3,007,775
98,331	VanEck Vectors Fallen Angel High Yield Bond ETF		2,980,413
			5,988,188
	FINANCIAL	1.88%
59,610	Financial Select Sector SPDR Fund		1,541,515
21,926	Vanguard Financials ETF		1,433,083
			2,974,598
	LARGE CAP	1.97%
21,396	PowerShares QQQ Trust Series 1 ETF		3,112,048
	MID CAP	3.90%
62,857	Schwab US Mid-Cap ETF		3,149,764
28,603	Vanguard Mid-Cap Value ETF		3,021,621
			6,171,385
	SMALL CAP	5.04%
12,668	SPDR S&P 600 Small Cap Value ETF		1,600,982
93,457	Vanguard FTSE Developed Markets ETF		4,056,968
6,657	Vanguard Russell 2000 Value ETF		717,625
21,488	WisdomTree International Small Cap Dividend Fund		1,589,037
			7,964,612
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $28,827,610)	19.53%	30,885,217

	MUTUAL FUNDS	78.32%
	AGGREGATE BOND	7.70%
369,618	Lord Abbett Bond-Debenture Fund Inc. Class R6		3,034,566
248,236	PIMCO Income Fund Institutional Class		3,088,060
704,826	PIMCO Low Duration Income Fund
	Institutional Class		6,047,408
			12,170,034

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOANS	1.76%
207,867	Credit Suisse Floating Rate High Income Fund
	Institutional Class	$ 1,423,886
148,678	Lord Abbett Floating Rate Fund Class R6		1,363,378
			2,787,264
	BLEND LARGE CAP	8.91%
246,607	DFA US Large Company Portfolio Institutional Class		4,831,031
52,929	Fidelity 500 Index Fund - Premium Class		4,685,255
19,928	Vanguard Institutional Index Fund - Institutional Class		4,572,583
			14,088,869
	BLEND MID CAP	1.47%
57,741	Vanguard Mid-Cap Index Fund Institutional Class		2,322,347
	BLEND SMALL CAP	1.00%
50,859	Schwab Small-Cap Index Fund Select Shares		1,585,775
	CONVERTIBLE	3.03%
234,628	Franklin Convertible Securities Fund Class R6		4,784,062
	DEVELOPED MARKETS	2.93%
332,008	Vanguard Developed Markets Index Fund -
	Institutional Class		4,631,509
	EMERGING MARKET STOCK	5.42%
33,274	DFA Emerging Markets Portfolio Institutional Class		950,960
54,874	JPMorgan Emerging Markets Equity Fund R6		1,537,576
321,101	Payden Emerging Markets Bond Fund SI Class		4,562,848
132,657	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		1,521,578
			8,572,962
	FOREIGN AGGREGATE	3.81%
1,013,657	Oppenheimer International Bond Fund Class Y		6,021,123
	FOREIGN BLEND	5.66%
50,484	American Funds Fundamental Investors R6		3,121,456
80,748	Oppenheimer Global Opportunities Fund
	Institutional Class		5,027,366
37,044	Vanguard International Explorer Fund Investor Class		795,696
			8,944,518

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN GROWTH	3.70%
33,812	Oppenheimer International Small-Mid Company
	Fund Institutional Class		1,620,962
45,652	Vanguard International Growth Fund Admiral Class		4,225,993
			5,846,955
	GROWTH LARGE CAP	5.71%
32,996	American Growth Fund of America R6		1,640,570
30,443	Franklin Dynatech Fund R6		1,986,983
21,710	T. Rowe Price Blue Chip Growth Fund -
	Institutional Class		2,013,618
49,600	Vanguard Growth Index Fund Institutional Class		3,389,630
			9,030,801
	GROWTH MID CAP	4.03%
55,730	Janus Henderson Enterprise Fund Institutional Class		6,364,393
	GROWTH SMALL CAP	1.53%
132,674	JPMorgan Small Cap Growth Fund R6 Class		2,425,275
	HIGH YIELD BOND	2.82%
165,305	AB High Income Fund Inc. Advisor Class		1,481,134
383,349	Lord Abbett High Yield Fund Class R6		2,978,620
			4,459,754
	MODERATE ALLOCATION	3.06%
179,185	American Funds American Balanced Fund Class R6		4,839,789
	VALUE BROAD MARKET	5.07%
183,577	American Funds New Perspective Fund Class R6		8,011,291
	VALUE LARGE CAP	8.77%
71,163	American Funds Washington Mutual Investors
	Fund Class R6		3,170,300
118,810	DFA U.S. Large Cap Value Portfolio Institutional Class		4,549,238
157,963	Vanguard Value Index Fund Institutional Class		6,152,647
			13,872,185
	VALUE MID CAP	1.94%
86,570	Wells Fargo C&B Mid Cap Value Fund(1)
	Administrator Class		3,074,962
	TOTAL MUTUAL FUNDS
	(Cost: $115,724,092)	78.32%	123,833,868

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	2.26%
2,104,686	Federated Institutional Prime Obligation Fund
	Institutional Class 1.20%*		2,105,291
1,472,022	Vanguard Treasury Money Market Fund
	Institutional Class 0.98%*		1,472,022
	(Cost: $3,577,313)		3,577,313
	TOTAL INVESTMENTS	100.11%
	(Cost: $148,129,015)		158,296,398
	Liabilities in excess of other assets	(0.11)%	(178,688)
	NET ASSETS	100.00%	$158,117,710

*	Effective 7 day yield as of September 30, 2017
(1)
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of September 30, 2017 the fair value of illiquid securities held by the Fund was $544,130 or 0.3% of net assets.

See Notes to Financial Statements

The E-Valuator Growth RMS Fund
As of September 30, 2017
Service Share: EVGLX
R4 Share: EVGRX
For the fiscal period ended September 30, 2017, the underlying allocation was approx. 1% dedicated to Money Market to help preserve principal; approx. 16% was dedicated to Fixed Income (bonds) to generate current income and the remaining approx. 83% was dedicated to Equities to outpace inflation, with approx. 51% invested in Large Caps and approx. 34% in Small-Mid Caps. Of the equity allocation, approx. 26% was invested in foreign equities and 57% in domestic equities.
Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level in Service Shares of 8.62% for 3-Years, and 8.61% for 5-Years are well within the stated standard deviation goals which are 8.0% to 11.0% for a 3-year or 5-year timeframe.
As of September 30, 2017, this Fund posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVGLX	4.66%	14.89%	7.63%	10.41%	4.59%	8.62%	8.61%
R4 Share: EVGRX	4.57%	14.54%	7.28%	10.03%	4.57%	8.61%	8.62%

				Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Allocation – 70% to 85% Equity	3.63%	12.84%	6.01%	8.87%	4.99%	8.64%	8.14%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017
The Fund continues to outperform its Morningstar’s Category (70% to 85% Equity Allocation) in every timeframe, i.e. 3-month, 1-year, 3-year, and 5-year, while keeping its volatility as measured by Standard Deviation very near the average of their peers. The allocation to foreign securities has helped this fund weather the fall-out in beginning half of the quarter, while domestic small cap and domestic mid cap stocks made a strong recovery the last 2 weeks of the quarter. The fixed income allocation has benefited from performance in the High Yield, Convertible,

The E-Valuator Growth RMS Fund
As of September 30, 2017
and Bank Loan categories. The continued growth in the domestic stock market in the last half of 2017 is expected to help this Fund’s performance for the remainder of the 2017.
Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities resulting from the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk.

THE E-VALUATOR GROWTH RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

		Service Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Growth RMS Fund:	14.89%	10.41%	10.18%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

		R4 Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Growth RMS Fund:	14.54%	10.03%	9.81%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	23.07%
	CONVERTIBLE BOND	1.48%
62,018	SPDR Bloomberg Barclays Convertible Securities ETF		$ 3,167,259
	CORPORATE	1.89%
75,269	SPDR BofA Merrill Lynch Crossover Corporate
	IBond ETF		2,018,925
66,764	VanEck Vectors Fallen Angel High Yield Bond ETF		2,023,617
			4,042,542
	FINANCIAL	1.94%
80,755	Financial Select Sector SPDR Fund ETF		2,088,324
31,685	Vanguard Financials ETF		2,070,932
			4,159,256
	INTERNATIONAL	6.09%
199,461	Vanguard FTSE Developed Markets ETF		8,658,602
59,708	WisdomTree International SmallCap Dividend Fund		4,415,407
			13,074,009
	LARGE CAP	4.06%
64,625	iShares Russell Top 200 Growth ETF		4,382,868
29,824	PowerShares QQQ Trust Series 1 ETF		4,337,901
			8,720,769
	MID-CAP	5.72%
124,780	Schwab U.S. Mid-Cap ETF		6,252,726
57,077	Vanguard Mid-Cap Value ETF		6,029,614
			12,282,340
	SMALL CAP	1.89%
17,143	SPDR S&P 600 Small Cap Growth ETF		2,166,532
17,567	Vanguard Russell 2000 Value ETF		1,893,723
			4,060,255
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $45,319,893)	23.07%	49,506,430

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	75.18%
	AGGREGATE BOND	2.84%
245,624	Lord Abbett Bond-Debenture Fund Inc. R6	$ 2,016,573
164,504	PIMCO Income Fund Institutional Class		2,046,433
235,537	PIMCO Low Duration Income Fund
	Institutional Class		2,020,908
			6,083,914
	BLEND LARGE CAP	6.87%
220,079	DFA US Large Company Portfolio Institutional Class		4,311,355
47,297	Fidelity 500 Index Fund Premium Class		4,186,729
27,176	Vanguard Institutional Index Fund Institutional Class		6,235,797
			14,733,881
	BLEND MID CAP	2.93%
156,323	Vanguard Mid-Cap Index Fund Institutional Class		6,287,307
	BLEND SMALL CAP	2.00%
137,639	Schwab Small-Cap Index Fund Select Shares		4,291,594
	CONVERTIBLE	1.51%
159,124	Franklin Convertible Securities Fund Class R6		3,244,542
	DEVELOPED MARKETS	3.97%
610,539	Vanguard Developed Markets Index Fund
	Institutional Fund		8,517,018
	EMERGING MARKET STOCK	5.98%
88,096	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		2,517,774
148,636	JPMorgan Emerging Markets Equity Fund R6		4,164,782
288,594	Payden Emerging Markets Bond Fund SI Class		4,100,926
179,661	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		2,060,717
			12,844,199
	FOREIGN AGGREGATE BOND	1.90%
686,485	Oppenheimer International Bond Fund Class Y		4,077,720
	FOREIGN BLEND	8.09%
67,978	American Funds Fundamental Investors R6		4,203,071
139,518	Oppenheimer Global Opportunities Fund
	Institutional Class		8,686,369
208,279	Vanguard International Explorer Fund Investor Class		4,473,828
			17,363,268

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN GROWTH	5.39%
117,781	Oppenheimer International Small-Mid Company
	Fund Institutional Class		$ 5,646,399
63,897	Vanguard International Growth Fund Admiral Class		5,914,980
			11,561,379
	GROWTH LARGE CAP	5.48%
33,419	Franklin DynaTech Fund R6		2,181,278
42,885	The Growth Fund of America R6		2,132,243
23,203	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		2,152,115
77,577	Vanguard Growth Index Fund Institutional Class		5,301,598
			11,767,234
	GROWTH MID CAP	5.58%
104,851	Janus Henderson Enterprise Fund Institutional Class		11,974,038
	GROWTH SMALL CAP	2.61%
306,901	JPMorgan Small Cap Growth Fund R6		5,610,145
	HIGH YIELD BOND	1.86%
222,484	AB High Income Fund Advisor Class		1,993,457
256,477	Lord Abbett High Yield Fund R6		1,992,827
			3,986,284
	MODERATE ALLOCATION	1.95%
155,236	American Balanced Fund Class R6		4,192,928
	VALUE BROAD MARKET	5.14%
252,886	American Funds -New Perspective Fund R6		11,035,962
	VALUE LARGE CAP	8.66%
94,869	American Washington Mutual Investors Fund
	Class R6		4,226,406
162,236	DFA U.S. Large Cap Value Portfolio Institutional Class		6,212,016
209,113	Vanguard Value Index Fund Institutional Class		8,144,941
			18,583,363
	VALUE MID CAP	2.42%
146,456	Wells Fargo C&B Mid Cap Value Fund(1)
	Administrator Class		5,202,113
	TOTAL MUTUAL FUNDS
	(Cost: $148,898,693)	75.18%	161,356,889

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	1.52%
1,282,195	Federated Institutional Prime Obligation
	Fund 1.20%*		$ 1,282,580
1,982,470	Vanguard Treasury Money Market Fund Institutional
	Class 0.98%*		1,982,470
	(Cost: $3,265,050)		3,265,050
	TOTAL INVESTMENTS	99.77%
	(Cost: $197,483,636)		214,128,369
	Other assets, net of liabilities	0.23%	501,272
	NET ASSETS	100.00%	$214,629,641

*	Effective 7 day yield as of September 30, 2017
(1)
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of September 30, 2017 the fair value of illiquid securities held by the Fund was $2,671,279 or 1.2% of net assets.

See Notes to Financial Statements

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2017
Service Share: EVAGX
R4 Share: EVFGX
For the fiscal period ended September 30, 2017, the underlying allocation was approx. 1% dedicated to Money Market to help preserve principal; approx. 3% was dedicated to Fixed Income (bonds) to generate current income and the remaining approx. 96% was dedicated to Equities to outpace inflation, with approx. 48% invested in Large Caps, as well as, approx. 48% in Small-Mid Caps. Of the equity allocation, approx. 35% was invested in foreign equities and 61% in domestic equities.
Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level in Service Shares of 9.27% for 3-Years, and 9.36% for 5-Years are well within the stated standard deviation goals which are 9.0% to 13.0% for a 3-year or 5-year timeframe.
As of September 30, 2017, this Fund posted the following performance relative to popular indexes and its Morningstar Category:

			Avg. Annual
	Total Return		Returns		Standard Deviation

	3-Month	1-Year	3-Year	5-Year	1-Year	3-Year	5-Year

Service Share: EVAGX	5.30%	16.40%	8.08%	11.12%	5.18%	9.27%	9.36%
R4 Share: EVFGX	5.21%	16.01%	7.72%	10.56%	5.28%	9.31%	9.36%

				Benchmarks

US Fund Money Market – Taxable	0.15%	0.32%	0.14%	0.08%	0.07%	0.06%	0.05%
BBgBarc US Agg Bond TR USD	0.85%	0.07%	2.71%	2.07%	3.15%	2.86%	2.85%
MSCI EAFE PR USD	4.81%	15.99%	2.25%	5.49%	6.92%	12.21%	11.71%
Russell 2000 TR USD	5.67%	20.74%	12.18%	13.79%	14.17%	14.48%	14.00%
S&P 500 TR USD	4.48%	18.61%	10.81%	14.22%	5.46%	10.07%	9.55%
US Fund Allocation – 85%+ Equity	4.19%	16.02%	7.40%	10.73%	5.58%	9.92%	9.62%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2017
We believe the best performing sectors for The E-Valuator Aggressive Growth RMS Fund (the “Fund”) for this period in the Fixed Income space were High Yield, Convertible bonds, and Bank Loans. The equity component of this Fund benefited from the small cap allocation leading the way, with Growth-style management across Large, Mid, and Small caps outperforming. The Foreign equity allocation benefited from relatively consistent performance across all sizes of stocks and management disciplines.

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2017
The Fund’s Service Share Class continues to outperform its Morningstar’s Category (85%+ Equity Allocation) in every timeframe, i.e. 3-month, 1-year, 3-year, and 5-year, while keeping its volatility as measured by Standard Deviation very near the average of their peers. The R4 share class outperforms in every timeframe as well with the exception of the 1 Year performance where it lagged the average of its Morningstar peers by .01%. The Fund expanded holdings into Emerging Markets Stocks and International Bonds. Thus far the strategy has been rewarded with superior performance. The Fund continued its transition from Domestic Equites to Foreign securities in 2017. Domestic Small cap stocks began performing well in the last half of September, however this strong performance was not enough to overtake the performance of Foreign stocks for the quarter ended September 30, 2017.
Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities resulting from the new Presidential administration which may include tax reform, repatriation of assets, and/or changes made by the new Federal Reserve Chairman. However, any potential moves within the Fund that may be taken will be done with respect to the stated commitment toward the management of risk

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2017 (unaudited)

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

		Service Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Aggressive Growth RMS Fund:	16.40%	11.12%	10.32%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2017 (unaudited)

		R4 Shares
	Total Return	Average Annual Return
			Since
	One Year	5 Years	Inception*
	Ended	Ended	02/29/12 to
	9/30/17	9/30/17	09/30/17
The E-Valuator Growth RMS Fund:	16.01%	10.56%	9.76%
S&P 500® Index:	16.19%	11.83%	11.58%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	20.95%
	CONVERTIBLE	0.49%
6,123	SPDR Bloomberg Barclays Convertible Securities ETF		$ 312,702
	CORPORATE	0.45%
9,551	VanEck Vectors Fallen Angel High Yield Bond ETF		289,491
	INTERNATIONAL	7.56%
66,411	Vanguard FTSE Developed Markets ETF		2,882,901
26,262	WisdomTree International SmallCap Dividend
	Fund ETF		1,942,075
			4,824,976
	LARGE CAP	1.49%
6,547	PowerShares QQQ Trust Series 1 ETF		952,261
	MID CAP	7.26%
51,230	Schwab US Mid-Cap ETF		2,567,135
19,578	Vanguard Mid-Cap Value ETF		2,068,220
			4,635,355
	SMALL CAP	3.70%
9,481	SPDR S&P 600 Small Cap Value ETF		1,198,209
10,765	Vanguard Russell 2000 Value ETF		1,160,467
			2,358,676
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $12,416,207)	20.95%	13,373,461

	MUTUAL FUNDS	76.90%
	AGGREGATE BOND	0.95%
26,918	Baird Core Plus Bond Fund Institutional Class		302,830
24,219	PIMCO Income Fund Institutional Class		301,284
			604,114
	BLEND LARGE CAP	5.83%
80,871	DFA U.S. Large Company Portfolio Institutional Class		1,584,272
14,012	Fidelity 500 Index Fund Premium Class		1,240,304
3,901	Vanguard Institutional Index Fund Institutional Class		895,117
			3,719,693
	BLEND MID CAP	3.07%
48,805	Vanguard Mid-Cap Index Fund Institutional Class		1,962,942

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND SMALL CAP	2.79%
57,204	Schwab Small-Cap Index Fund Select Shares		$ 1,783,620
	DEVELOPED MARKETS	4.92%
224,966	Vanguard Developed Markets Index Fund
	Institutional Class		3,138,270
	EMERGING MARKET STOCK	6.52%
49,493	DFA Emerging Markets Portfolio Institutional Class		1,414,518
43,853	JPMorgan Emerging Markets Equity Fund R6		1,228,752
21,397	Payden Emerging Markets Bond Fund SI Class		304,050
106,037	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		1,216,242
			4,163,562
	FOREIGN AGGREGATE	0.47%
50,665	Oppenheimer International Bond Fund Class Y		300,950
	FOREIGN BLEND	8.10%
51,082	Oppenheimer Global Opportunities Fund
	Institutional Class		3,180,349
92,771	Vanguard International Explorer Fund Investor Class		1,992,710
			5,173,059
	FOREIGN GROWTH	9.13%
48,627	Oppenheimer International Small-Mid Co. Fund
	Institutional Class		2,331,156
37,763	Vanguard International Growth Fund Admiral Class		3,495,702
			5,826,858
	GROWTH LARGE CAP	4.90%
12,871	American Growth Fund of America R6 Class		639,937
14,613	Franklin DynaTech Fund R6		953,819
10,153	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		941,707
8,723	Vanguard Growth Index Fund Institutional Class		596,153
			3,131,616
	GROWTH MID CAP	7.45%
41,669	Janus Henderson Enterprise Fund Institutional Class		4,758,654
	GROWTH SMALL CAP	3.70%
129,180	JPMorgan Small Cap Growth Fund R6 Class		2,361,414

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE BROAD MARKET	6.06%
88,695	American Funds New Perspective Fund R6 Class		$ 3,870,629
	VALUE LARGE CAP	9.18%
28,150	American Funds Washington Mutual Investors
	Fund R6 Class		1,254,096
20,012	American Funds Fundamental Investors R6		1,237,311
40,102	DFA U.S. Large Cap Value Portfolio Institutional Class		1,535,498
47,010	Vanguard Value Index Fund Institutional Class		1,831,027
			5,857,932
	VALUE MID CAP	3.83%
68,767	Wells Fargo C&B Mid Cap Value Fund
	Administrator Class		2,442,595
	TOTAL MUTUAL FUNDS
	(Cost: $45,601,469)	76.90%	49,095,908
	MONEY MARKET FUNDS	2.07%
734,351	Federated Institutional Prime Obligations Fund
	Institutional Class 1.20%*		734,571
585,261	Vanguard Treasury Money Market Fund
	Institutional Class 0.98%*		585,261
	(Cost: $1,319,832)		1,319,832
	TOTAL INVESTMENTS	99.92%
	(Cost: $59,337,508)		63,789,201
	Other assets, net of liabilities	0.08%	53,478
	NET ASSETS	100.00%	$ 63,842,679

* Effective 7 day yield as of September 30, 2017

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Assets & Liabilities
September 30, 2017

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $13,883,959,
$51,595,019, $15,325,879, $148,129,015,
$197,483,636 and $59,337,508
respectively) (Note 1)	$14,273,557	$53,829,333	$15,906,010
Receivable for investments sold	—	266,800	—
Receivable for capital stock sold	3,579	21,921	6,140
Dividends and interest receivable	23,715	82,444	311
Prepaid expenses	6,471	7,695	7,763
TOTAL ASSETS	14,307,322	54,208,193	15,920,224
LIABILITIES
Payable for securities purchased	—	268,779	—
Payable for capital stock redeemed	300	2,444	620
Accrued investment advisory fees	4,197	15,870	2,868
Accrued 12b-1 fees	241	7,452	—
Accrued administration, transfer agent and
accounting fees	460	1,883	—
Other accrued expenses	860	1,746	834
TOTAL LIABILITIES	6,058	298,174	4,322
NET ASSETS	$14,301,264	$53,910,019	$15,915,902
Net Assets Consist of:
Paid In Capital	$13,591,404	$49,851,833	$14,494,046
Accumulated undistributed net investment
income (loss)	258,966	1,029,362	381,426
Accumulated net realized gain (loss) on investments	61,296	794,510	460,299
Net unrealized appreciation (depreciation)
of investments	389,598	2,234,314	580,131
Net Assets	$14,301,264	$53,910,019	$15,915,902
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$11,693,319	$44,435,856	$14,290,524
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	1,108,103	4,099,270	1,298,191
Net Asset Value, Offering and Redemption
Price Per Share	$10.55	$10.84	$11.01
R4 Class Shares:
Net Assets	$2,607,945	$9,474,163	$1,625,378
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	247,591	875,173	147,353
Net Asset Value, Offering and Redemption
Price Per Share	$10.53	$10.82	$11.03

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Assets & Liabilities
September 30, 2017 — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $13,883,959,
$51,595,019, $15,325,879, $148,129,015,
$197,483,636 and $59,337,508
respectively) (Note 1)	$158,296,398	$214,128,369	$63,789,201
Receivable for investments sold	777,950	2,119,220	2,510,709
Receivable for capital stock sold	72,504	408,897	38,664
Dividends and interest receivable	164,276	159,185	34,947
Prepaid expenses	13,331	18,274	8,888
TOTAL ASSETS	159,324,459	216,833,945	66,382,409
LIABILITIES
Payable for securities purchased	777,950	2,119,220	2,513,745
Payable for capital stock redeemed	356,900	13,149	2,710
Accrued investment advisory fees	46,135	60,088	18,242
Accrued 12b-1 fees	17,695	1,251	1,470
Accrued administration, transfer agent and
accounting fees	5,068	6,993	2,082
Other accrued expenses	3,001	3,603	1,481
TOTAL LIABILITIES	1,206,749	2,204,304	2,539,730
NET ASSETS	$158,117,710	$214,629,641	$63,842,679
Net Assets Consist of:
Paid In Capital	$139,330,156	$182,121,047	$54,612,902
Accumulated undistributed net investment
income (loss)	1,980,362	2,375,189	447,614
Accumulated net realized gain (loss) on investments	6,639,809	13,488,672	4,330,470
Net unrealized appreciation (depreciation)
of investments	10,167,383	16,644,733	4,451,693
Net Assets	$158,117,710	$214,629,641	$63,842,679
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$133,155,856	$193,830,864	$56,414,584
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	11,561,839	16,284,968	4,654,686
Net Asset Value, Offering and Redemption
Price Per Share	$11.52	$11.90	$12.12
R4 Class Shares:
Net Assets	$24,961,854	$20,798,777	$7,428,095
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	2,171,153	1,748,683	613,022
Net Asset Value, Offering and Redemption
Price Per Share	$11.50	$11.89	$12.12

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Operations
For the year ended September 30, 2017

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$451,907	$1,546,787	$518,622
Interest	2,763	8,294	3,656
Total investment income	454,670	1,555,081	522,278
EXPENSES
Contractual Investment advisory fees (Note 2)	69,650	232,093	66,405
12b-1 fees R4 Class (Note 2)	8,397	31,612	6,174
Recordkeeping and administrative services (Note 2)	6,073	20,442	5,829
Accounting fees (Note 2)	4,937	16,602	4,700
Custodian fees	6,934	9,606	5,582
Transfer agent fees (Note 2)	2,625	8,371	2,342
Professional fees	8,417	26,576	7,731
Filing and registration fees	16,460	21,423	17,500
Trustee fees	972	3,074	885
Compliance fees	1,450	4,683	1,349
Shareholder reports (Note 2)	3,763	11,644	7,839
Shareholder servicing (Note 2)
Service Class	6,793	5,170	1,573
R4 Class	1,883	15,696	3,633
Exchange fee	1,200	1,200	1,200
Other	6,595	15,092	4,763
Total expenses	146,149	423,284	137,505
Management fee waivers (Note 2)	(13,930)	(46,419)	(13,281)
Net expenses	132,219	376,865	124,224
Net investment income (loss)	322,451	1,178,216	398,054
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	32,777	652,611	476,059
Distributions of short and long-term
realized gains from other
investment companies	40,155	202,349	51,079
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	279,918	1,414,409	312,359
Net realized and unrealized gain (loss)
on investments	352,850	2,269,369	839,497
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$675,301	$3,447,585	$1,237,551

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Operations
For the year ended September 30, 2017 — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$3,456,274	$4,006,981	$846,427
Interest	34,157	42,923	17,743
Total investment income	3,490,431	4,049,904	864,170
EXPENSES
Contractual Investment advisory fees (Note 2)	635,651	875,895	230,373
12b-1 fees R4 Class (Note 2)	83,002	87,556	23,641
Recordkeeping and administrative services (Note 2)	55,560	76,573	20,066
Accounting fees (Note 2)	45,141	62,340	16,225
Custodian fees	17,131	20,999	9,800
Transfer agent fees (Note 2)	22,314	30,398	8,170
Professional fees	70,600	99,602	23,548
Filing and registration fees	29,967	35,800	20,199
Trustee fees	8,228	11,477	2,830
Compliance fees	12,596	17,522	4,400
Shareholder reports (Note 2)	16,254	26,056	7,885
Shareholder servicing (Note 2)
Service Class	5,705	20,001	3,164
R4 Class	44,962	44,249	11,742
Exchange fee	1,200	1,200	1,200
Other	35,231	46,057	13,365
Total expenses	1,083,542	1,455,725	396,608
Management fee waivers (Note 2)	(127,130)	(175,179)	(46,075)
Net expenses	956,412	1,280,546	350,533
Net investment income (loss)	2,534,019	2,769,358	513,637
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	6,102,026	12,782,979	4,186,381
Distributions of short and long-term
realized gains from other
investment companies	868,346	1,171,874	232,675
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	6,946,300	10,678,273	3,055,144
Net realized and unrealized gain (loss)
on investments	13,916,672	24,633,126	7,474,200
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$16,450,691	$27,402,484	$7,987,837

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets

	The	The
	E-Valuator	E-Valuator	The
	Very	Very	E-Valuator
	Conservative	Conservative	Conservative
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2017	For the period May 26, 2016* to September 30, 2016	For the year ended September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$322,451	$35,844	$1,178,216
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	72,932	9,181	854,960
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	279,918	109,680	1,414,409
Increase (decrease) in net assets
from operations	675,301	154,705	3,447,585
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(83,899)	—	(296,351)
R4 Class	(23,835)	—	(102,327)
Net realized gain
Service Class	(8,876)	—	(51,422)
R4 Class	(3,536)	—	(25,127)
Decrease in net assets from distributions	(120,146)	—	(475,227)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	8,172,430	8,826,021	29,475,415
R4 Class	3,939,398	9,882,092	8,564,666
Distributions reinvested
Service Class	92,775	—	347,773
R4 Class	27,372	—	127,454
Shares redeemed
Service Class	(5,908,188)	(42,390)	(11,424,370)
R4 Class	(8,489,094)	(2,909,012)	(25,301,007)
Increase (decrease) in net assets from
capital stock transactions	(2,165,307)	15,756,711	1,789,931
NET ASSETS
Increase (decrease) during period	(1,610,152)	15,911,416	4,762,289
Beginning of period	15,911,416	—	49,147,730
End of period**	$14,301,264	$15,911,416	$53,910,019
**Includes accumulated undistributed
net investment income (loss) of:	$258,966	$35,844	$1,029,362

*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Tactically	Tactically
	Conservative	Managed	Managed
	RMS Fund	RMS Fund	RMS Fund
	For the period May 26, 2016* to September 30, 2016	For the year ended September 30, 2017	For the period May 26, 2016* to September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$211,445	$398,054	$93,525
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	54,478	527,138	1,176
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	819,905	312,359	267,772
Increase (decrease) in net assets
from operations	1,085,828	1,237,551	362,473
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	—	(127,025)	—
R4 Class	—	(10,613)	—
Net realized gain
Service Class	—	(33,696)	—
R4 Class	—	(6,834)	—
Decrease in net assets from distributions	—	(178,168)	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	23,544,727	9,188,740	5,760,920
R4 Class	46,302,511	1,459,416	12,869,721
Distributions reinvested
Service Class	—	160,721	—
R4 Class	—	17,447	—
Shares redeemed
Service Class	(110,156)	(1,831,979)	(8,584)
R4 Class	(21,675,180)	(8,094,138)	(5,028,218)
Increase (decrease) in net assets from
capital stock transactions	48,061,902	900,207	13,593,839
NET ASSETS
Increase (decrease) during period	49,147,730	1,959,590	13,956,312
Beginning of period	—	13,956,312	—
End of period**	$49,147,730	$15,915,902	$13,956,312
**Includes accumulated undistributed
net investment income (loss) of:	$211,445	$381,426	$93,525

*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

	The	The	The
	E-Valuator	E-Valuator	E-Valuator
	Moderate	Moderate	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2017	For the period May 26, 2016* to September 30, 2016	For the year ended September 30, 2017

Increase (decrease) in Net Asset
OPERATIONS
Net investment income (loss)	$2,534,019	$733,429	$2,769,358
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	6,970,372	225,888	13,954,853
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	6,946,300	3,221,083	10,678,273
Increase (decrease) in net assets
from operations	16,450,691	4,180,400	27,402,484
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(665,096)	—	(792,187)
R4 Class	(229,947)	—	(131,896)
Net realized gain
Service Class	(151,008)	—	(275,930)
R4 Class	(77,782)	—	(101,136)
Decrease in net assets from distributions	(1,123,833)	—	(1,301,149)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	82,932,265	56,774,086	107,185,855
R4 Class	15,351,822	119,210,430	12,578,826
Distributions reinvested
Service Class	816,104	—	1,068,118
R4 Class	307,730	—	233,031
Shares redeemed
Service Class	(19,632,033)	(476,019)	(21,814,668)
R4 Class	(61,749,346)	(54,924,587)	(88,675,232)
Increase (decrease) in net assets from
capital stock transactions	18,026,542	120,583,910	10,575,930
NET ASSETS
Increase (decrease) during period	33,353,400	124,764,310	36,677,265
Beginning of period	124,764,310	—	177,952,376
End of period**	$158,117,710	$124,764,310	$214,629,641
**Includes accumulated undistributed
net investment income (loss) of:	$1,980,362	$733,429	$2,375,189

*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Aggressive	Aggressive
	Growth	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the period May 26, 2016* to September 30, 2016	For the year ended September 30, 2017	For the period May 26, 2016* to September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$923,546	$513,637	$153,472
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	432,142	4,419,056	87,531
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	5,966,460	3,055,144	1,396,549
Increase (decrease) in net assets
from operations	7,322,148	7,987,837	1,637,552
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	—	(142,471)	—
R4 Class	—	(10,947)	—
Net realized gain
Service Class	—	(66,427)	—
R4 Class	—	(21,222)	—
Decrease in net assets from distributions	—	(241,067)	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	85,506,574	41,161,923	12,801,241
R4 Class	174,482,830	5,496,721	36,403,136
Distributions reinvested
Service Class	—	208,897	—
R4 Class	—	32,169	—
Shares redeemed
Service Class	(1,015,993)	(4,099,939)	(419,410)
R4 Class	(88,343,183)	(24,590,553)	(12,535,828)
Increase (decrease) in net assets from
capital stock transactions	170,630,228	18,209,218	36,249,139
NET ASSETS
Increase (decrease) during period	177,952,376	25,955,988	37,886,691
Beginning of period	—	37,886,691	—
End of period**	$177,952,376	$63,842,679	$37,886,691
**Includes accumulated undistributed
net investment income (loss) of:	$923,546	$447,614	$153,472

*	Inception date
See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.22	0.03
Net realized and unrealized gain
(loss) on investments	0.26	0.12

Total from investment activities	0.48	0.15
Distributions
Net investment income	(0.07)	—
Net realized gain	(0.01)	—

Total distributions	(0.08)	—

Net asset value, end of period	$10.55	$10.15
Total Return	4.73%	1.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.89%	0.84	%**
Expenses net of fee waiver	0.80%	0.68	%**
Net investment income (loss)(C)	2.14%	0.94	%**
Portfolio turnover rate	189.64%	12.66	%***
Net assets, end of period (000’s)	$11,693	$8,834

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.19	0.02
Net realized and unrealized gain
(loss) on investments	0.27	0.11

Total from investment activities	0.46	0.13
Distributions
Net investment income	(0.05)	—
Net realized gain	(0.01)	—

Total distributions	(0.06)	—

Net asset value, end of period	$10.53	$10.13
Total Return	4.53%	1.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.14%	1.09	%**
Expenses net of fee waiver	1.05%	0.93	%**
Net investment income (loss)(C)	1.89%	0.69	%**
Portfolio turnover rate	189.64%	12.66	%***
Net assets, end of period (000’s)	$2,608	$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.25	0.05
Net realized and unrealized gain
(loss) on investments	0.45	0.20

Total from investment activities	0.70	0.25
Distributions
Net investment income	(0.09)	—
Net realized gain	(0.02)	—

Total distributions	(0.11)	—

Net asset value, end of period	$10.84	$10.25
Total Return	6.83%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.73%	0.80	%**
Expenses net of fee waiver	0.64%	0.64	%**
Net investment income (loss)(C)	2.37%	1.54	%**
Portfolio turnover rate	142.99%	10.57	%***
Net assets, end of period (000’s)	$44,436	$23,476

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.21	0.05
Net realized and unrealized gain
(loss) on investments	0.45	0.19

Total from investment activities	0.66	0.24
Distributions
Net investment income	(0.06)	—
Net realized gain	(0.02)	—

Total distributions	(0.08)	—

Net asset value, end of period	$10.82	$10.24
Total Return	6.47%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.09%	1.05	%**
Expenses net of fee waiver	1.00%	0.89	%**
Net investment income (loss)(C)	2.01%	1.29	%**
Portfolio turnover rate	142.99%	10.57	%***
Net assets, end of period (000’s)	$9,474	$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.29	0.08
Net realized and unrealized gain
(loss) on investments	0.58	0.20

Total from investment activities	0.87	0.28
Distributions
Net investment income	(0.11)	—
Net realized gain	(0.03)	—

Total distributions	(0.14)	—

Net asset value, end of period	$11.01	$10.28
Total Return	8.64%	2.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.87%	0.88	%**
Expenses net of fee waiver	0.80%	0.72	%**
Net investment income (loss)(C)	2.74%	2.17	%**
Portfolio turnover rate	158.01%	2.07	%***
Net assets, end of period (000’s)	$14,291	$5,764

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.26	0.07
Net realized and unrealized gain
(loss) on investments	0.59	0.19

Total from investment activities	0.85	0.26
Distributions
Net investment income	(0.05)	—
Net realized gain	(0.03)	—

Total distributions	(0.08)	—

Net asset value, end of period	$11.03	$10.26
Total Return	8.33%	2.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.25%	1.13	%**
Expenses net of fee waiver	1.05%	0.97	%**
Net investment income (loss)(C)	2.49%	1.92	%**
Portfolio turnover rate	158.01%	2.07	%***
Net assets, end of period (000’s)	$1,625	$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.20	0.07
Net realized and unrealized gain
(loss) on investments	1.05	0.30

Total from investment activities	1.25	0.37
Distributions
Net investment income	(0.08)	—
Net realized gain	(0.02)	—

Total distributions	(0.10)	—

Net asset value, end of period	$11.52	$10.37
Total Return	12.15%	3.70	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68%	0.78	%**
Expenses net of fee waiver	0.59%	0.62	%**
Net investment income (loss)(C)	1.88%	1.99	%**
Portfolio turnover rate	137.57%	12.39	%***
Net assets, end of period (000’s)	$133,156	$56,321

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.15	0.06
Net realized and unrealized gain
(loss) on investments	1.06	0.30

Total from investment activities	1.21	0.36
Distributions
Net investment income	(0.05)	—
Net realized gain	(0.02)	—

Total distributions	(0.07)	—

Net asset value, end of period	$11.50	$10.36
Total Return	11.78%	3.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.06%	1.03	%**
Expenses net of fee waiver	0.97%	0.87	%**
Net investment income (loss)(C)	1.50%	1.74	%**
Portfolio turnover rate	137.57%	12.39	%***
Net assets, end of period (000’s)	$24,962	$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.16	0.06
Net realized and unrealized gain
(loss) on investments	1.38	0.38

Total from investment activities	1.54	0.44
Distributions
Net investment income	(0.06)	—
Net realized gain	(0.02)	—

Total distributions	(0.08)	—

Net asset value, end of period	$11.90	$10.44
Total Return	14.89%	4.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68%	0.78	%**
Expenses net of fee waiver	0.59%	0.62	%**
Net investment income (loss)(C)	1.49%	1.74	%**
Portfolio turnover rate	125.32%	14.33	%***
Net assets, end of period (000’s)	$193,831	$84,635

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.39	0.38

Total from investment activities	1.51	0.43
Distributions
Net investment income	(0.03)	—
Net realized gain	(0.02)	—

Total distributions	(0.05)	—

Net asset value, end of period	$11.89	$10.43
Total Return	14.54%	4.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.05%	1.03	%**
Expenses net of fee waiver	0.96%	0.87	%**
Net investment income (loss)(C)	1.12%	1.49	%**
Portfolio turnover rate	125.32%	14.33	%***
Net assets, end of period (000’s)	$20,799	$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.59	0.43

Total from investment activities	1.71	0.48
Distributions
Net investment income	(0.05)	—
Net realized gain	(0.02)	—

Total distributions	(0.07)	—

Net asset value, end of period	$12.12	$10.48
Total Return	16.40%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.71%	0.81	%**
Expenses net of fee waiver	0.62%	0.65	%**
Net investment income (loss)(C)	1.07%	1.48	%**
Portfolio turnover rate	144.83%	10.24	%***
Net assets, end of period (000’s)	$56,415	$12,459

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	year ended	For the period
	September 30,	May 26, 2016* to
	2017	September 30, 2016

Net asset value, beginning of period	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.08	0.04
Net realized and unrealized gain
(loss) on investments	1.59	0.44

Total from investment activities	1.67	0.48
Distributions
Net investment income	(0.01)	—
Net realized gain	(0.02)	—

Total distributions	(0.03)	—

Net asset value, end of period	$12.12	$10.48
Total Return	16.01%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.07%	1.06	%**
Expenses net of fee waiver	0.98%	0.90	%**
Net investment income (loss)(C)	0.70%	1.23	%**
Portfolio turnover rate	144.83%	10.24	%***
Net assets, end of period (000’s)	$7,428	$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017
Note 1 – Organization and Significant Accounting Policies
The E-Valuator Very Conservative RMS Fund (“Very Conservative”), The E-Valuator Conservative RMS Fund (“Conservative”), The E-Valuator Tactically Managed RMS Fund (“Tactically Managed”), The E-Valuator Moderate RMS Fund (“Moderate”), The E-Valuator Growth RMS Fund (“Growth”), and The E-Valuator Aggressive Growth RMS Fund (“Aggressive Growth”) (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.
The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective,
stability of principal
Conservative	to provide current income and, as a secondary
objective, growth through a small degree of
exposure to equity markets
Tactically Managed	to achieve growth of principal and, as a secondary
objective, to protect principal
Moderate	to provide both principal growth and income
Growth	to provide long term principal growth and, as a
secondary objective, to provide current income
Aggressive Growth	to provide maximum long term total return
through principal appreciation with a secondary
objective of current income

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.
Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$3,667,373	$—	$—	$3,667,373
Mutual Funds	10,316,771	—	—	10,316,771
Money Market Funds	289,413	—	—	289,413
	$14,273,557	$—	$—	$14,273,557
Conservative Fund
Exchange Traded Funds	$10,686,629	$—	$—	$10,686,629
Mutual Funds	42,280,596	—	—	42,280,596
Money Market Funds	862,108	—	—	862,108
	$53,829,333	$—	$—	$53,829,333
Tactically Managed Fund
Mutual Funds	$15,618,616	$—	$—	$15,618,616
Money Market Funds	287,394	—	—	287,394
	$15,906,010	$—	$—	$15,906,010

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Moderate Fund
Exchange Traded Funds	$30,885,217	$—	$—	$30,885,217
Mutual Funds	123,833,868	—	—	123,833,868
Money Market Funds	3,577,313	—	—	3,577,313
	$158,296,398	$—	$—	$158,296,398
Growth Fund
Exchange Traded Funds	$49,506,430	$—	$—	$49,506,430
Mutual Funds	161,356,889	—	—	161,356,889
Money Market Funds	3,265,050	—	—	3,265,050
	$214,128,369	$—	$—	$214,128,369
Aggressive Growth Fund
Exchange Traded Funds	$13,373,461	$—	$—	$13,373,461
Mutual Funds	49,095,908	—	—	49,095,908
Money Market Funds	1,319,832	—	—	1,319,832
	$63,789,201	$—	$—	$63,789,201

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.
There were no transfers into or out of any levels during the year ended September 30, 2017. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended September 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Short-term and long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of September 30, 2017, reclassifications were as follows:

	Year ended September 30, 2017
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated net
investment income	$8,405	$38,379	$27,484	$(392,043)	$(393,632)	$(66,077)
Accumulated net
realized gain (loss)	(8,405)	(38,379)	(27,484)	(327,661)	(521,257)	(88,468)
Paid in Capital	—	—	—	719,704	914,889	154,545

Reclassifications were related to re-designation of distributions received by the Funds and deemed dividend distributions to redeeming shareholders.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately based on average net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Adviser receives an investment management fee equal to 0.45% of the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.36% until January 31, 2018.
For the year ended September 30, 2017, the Advisor received and waived expenses as follows:

			Net
	Management	Management	Management
Fund	Fee Earned	Fee Waived	Fee Earned
Very Conservative	$69,650	$(13,930)	$55,720
Conservative	232,093	(46,419)	185,674
Tactically Managed	66,405	(13,281)	53,124
Moderate	635,651	(127,130)	508,521
Growth	875,895	(175,179)	700,716
Aggressive Growth	230,373	(46,075)	184,298
	$2,110,067	$(422,014)	$1,688,053

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
on short sales) to an annual rate of 0.80% of the average daily net assets of each Fund. The Advisor may not terminate this expense limitation agreement prior to January 31, 2018. Each contractual waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2017, the Advisor has elected to forego the recoupment of such waivers, as applicable.
The total amounts of recoverable reimbursements for the Funds as of September 30, 2017 and expiration date are as follows:

Fund	September 30, 2020	Recoverable Reimbursements and Expiration Date
Very Conservative		$13,930
Conservative		46,419
Tactically Managed		13,281
Moderate		127,130
Growth		175,179
Aggressive Growth		46,075

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ R4 Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the R4 Class Shares is a service fee.
Each of the Funds has adopted a shareholder service plan with respect to its R4 Class and Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
For the year ended September 30, 2017, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$ 8,397
Very Conservative	Service	Shareholder servicing	6,793
Very Conservative	R4	Shareholder servicing	1,883
Conservative	R4	12b-1	31,612
Conservative Service	Service	Shareholder servicing	5,170
Conservative	R4	Shareholder servicing	15,696
Tactically Managed	R4	12b-1	6,174
Tactically Managed	Service	Shareholder servicing	1,573
Tactically Managed	R4	Shareholder servicing	3,633
Moderate	R4	12b-1	83,002
Moderate	Service	Shareholder servicing	5,705
Moderate	R4	Shareholder servicing	44,962
Growth	R4	12b-1	87,556
Growth	Service	Shareholder servicing	20,001
Growth	R4	Shareholder servicing	44,249
Aggressive Growth	R4	12b-1	23,641
Aggressive Growth	Service	Shareholder servicing	3,164
Aggressive Growth	R4	Shareholder servicing	11,742
			$ 404,953

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the year ended September 30, 2017, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.
Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2017, the following fees were earned:

		Transfer
Fund	Administration	Agent	Accounting
Very Conservative	$6,073	$2,625	$4,937
Conservative	20,442	8,371	16,602
Tactically Managed	5,829	2,342	4,700
Moderate	55,560	22,314	45,141
Growth	76,573	30,398	62,340
Aggressive Growth	20,066	8,170	16,225
	$184,543	$74,220	$149,945

Certain officers of the Trust are also officers of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2017, were as follows:

Fund	Purchases	Sales
Very Conservative	$25,495,652	$24,986,337
Conservative	74,008,363	67,707,907
Tactically Managed	23,343,126	22,389,966
Moderate	207,047,308	186,244,485
Growth	240,244,056	226,197,095
Aggressive Growth	89,225,320	69,789,434

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
There were no distributions for the period ended September 30, 2016. The tax character of distributions during the year ended September 30, 2017 was as follows:

	Year ended September 30, 2017
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$119,636	$459,093	$178,168	$1,043,819	$1,155,188	$220,444
Realized gains	510	16,134	—	80,014	145,961	20,623
	$120,146	$475,227	$178,168	$1,123,833	$1,301,149	$241,067

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)
As of September 30, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Year ended September 30, 2017
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated net
investment income	$286,939	$1,433,828	$706,743	$6,141,209	$9,100,766	$2,701,427
Accumulated net
realized gain (loss)	34,495	390,611	135,656	2,479,883	6,766,450	2,076,658
Net unrealized
appreciation (depreciation)
on investments	388,426	2,233,747	579,457	10,166,462	16,641,378	4,451,692
	$709,860	$4,058,186	$1,421,856	$18,787,554	$32,508,594	$9,229,777

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Very Conservative	$13,885,131	$397,662	$(9,236)	$388,426
Conservative	51,595,586	2,284,099	(50,352)	2,233,747
Tactically Managed	15,326,553	580,131	(674)	579,457
Moderate	148,129,936	10,245,976	(79,514)	10,166,462
Growth	197,486,991	16,688,627	(47,249)	16,641,378
Aggressive Growth	59,337,509	4,458,236	(6,544)	4,451,692

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2017, the Funds did not defer late year ordinary losses. As of September 30, 2017, the Funds had no capital loss carry-forwards.
Note 5 –Transactions in Shares of Beneficial Interest
Shares of beneficial interest transactions for the Funds were:

	Very Conservative Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	807,702	388,244
Shares reinvested	9,259	2,732
Shares redeemed	(579,364)	(841,816)
Net increase (decrease)	237,597	(450,840)

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)

	Very Conservative Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	874,694	985,966
Shares redeemed	(4,188)	(287,535)
Net increase (decrease)	870,506	698,431

	Conservative Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	2,875,133	833,545
Shares reinvested	34,399	12,594
Shares redeemed	(1,100,997)	(2,477,191)
Net increase (decrease)	1,808,535	(1,631,052)

	Conservative Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	2,301,502	4,623,590
Shares redeemed	(10,767)	(2,117,365)
Net increase (decrease)	2,290,735	2,506,225

	Tactically Managed Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	897,054	142,331
Shares reinvested	15,882	1,717
Shares redeemed	(175,501)	(794,884)
Net increase (decrease)	737,435	(650,836)

	Tactically Managed Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	561,592	1,286,528
Shares redeemed	(836)	(488,339)
Net increase (decrease)	560,756	798,189

	Moderate Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	7,872,953	1,438,929
Shares reinvested	78,622	29,618
Shares redeemed	(1,820,168)	(5,903,179)
Net increase (decrease)	6,131,407	(4,434,632)

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2017 — (Continued)

	Moderate Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	5,476,694	11,905,292
Shares redeemed	(46,262)	(5,299,507)
Net increase (decrease)	5,430,432	6,605,785

	Growth Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	10,056,943	1,176,708
Shares reinvested	101,052	22,005
Shares redeemed	(1,982,698)	(8,401,060)
Net increase (decrease)	8,175,297	(7,202,347)

	Growth Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	8,207,401	17,435,605
Shares redeemed	(97,730)	(8,484,575)
Net increase (decrease)	8,109,671	8,951,030

	Aggressive Growth Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	3,809,712	501,856
Shares reinvested	19,469	2,990
Shares redeemed	(363,494)	(2,319,245)
Net increase (decrease)	3,465,687	(1,814,399)

	Aggressive Growth Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	1,229,310	3,629,170
Shares redeemed	(40,311)	(1,201,749)
Net increase (decrease)	1,188,999	2,427,421

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

E-VALUATOR FUNDS
Report of Independent Registered Public Accounting Firm
September 30, 2017
To the Shareholders of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund and Board of Trustees of World Funds Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2017

Supplemental Information
World Funds Trust (The “Trust”)
September 30, 2017 (unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	51	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University, Professor
of Marketing from 1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	51	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	51	Independent Trustee
(81)	Since August 2013	Institutions Consulting (bank		of Gardner Lewis
Trustee		consulting) since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information
World Funds Trust (The “Trust”)
September 30, 2017 (unaudited) — (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since August 2017	Development, Commonwealth
President and Principal		Fund Services, Inc., October
Executive Officer		2013 – present; Senior Vice
President of Business Development
and other positions for Huntington
Asset Services, Inc. from 1986
to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and Principal		Services, Inc., 2003 to present.
Financial Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(62)	Since November	and Fund Accounting,
Assistant Treasurer	2015	Commonwealth Fund
Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(48)	Since November	John H. Lively & Associates, Inc.
Secretary	2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(54)	Since November	Operations, Commonwealth Fund
Assistant Secretary	2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(48)	Since August 2013	Solutions, LLC (investment
Chief Compliance		compliance and consulting)
Officer		since March 2007.

Supplemental Information
World Funds Trust (The “Trust”)
September 30, 2017 (unaudited) — (Continued)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E-Valuator Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2017 and held for the six months ended September 30, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	(4/1/17)	(9/30/17)	Ratio	(9/30/17)
Very Conservative
Service Class Actual	$1,000.00	$1,033.30	0.80%	$ 4.08
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$ 4.05
R4 Class Actual	$1,000.00	$1,031.30	1.05%	$ 5.35
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$ 5.32
Conservative
Service Class Actual	$1,000.00	$1,045.30	0.65%	$ 3.33
Service Class Hypothetical**	$1,000.00	$1,021.75	0.65%	$ 3.29
R4 Class Actual	$1,000.00	$1,042.40	0.99%	$ 5.07
R4 Class Hypothetical**	$1,000.00	$1,020.05	0.99%	$ 5.01
Tactically Managed
Service Class Actual	$1,000.00	$1,055.60	0.80%	$ 4.12
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$ 4.05
R4 Class Actual	$1,000.00	$1,052.50	1.05%	$ 5.40
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$ 5.32
Moderate
Service Class Actual	$1,000.00	$1,069.60	0.59%	$ 3.06
Service Class Hypothetical**	$1,000.00	$1,022.05	0.59%	$ 2.99
R4 Class Actual	$1,000.00	$1,066.80	0.94%	$ 4.87
R4 Class Hypothetical**	$1,000.00	$1,020.30	0.94%	$ 4.76
Growth
Service Class Actual	$1,000.00	$1,079.90	0.60%	$ 3.13
Service Class Hypothetical**	$1,000.00	$1,022.00	0.60%	$ 3.04
R4 Class Actual	$1,000.00	$1,078.00	0.90%	$ 4.69
R4 Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$ 4.56
Aggressive Growth
Service Class Actual	$1,000.00	$1,086.00	0.62%	$ 3.24
Service Class Hypothetical**	$1,000.00	$1,021.90	0.62%	$ 3.14
R4 Class Actual	$1,000.00	$1,084.00	0.95%	$ 4.96
R4 Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$ 4.81

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

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Investment Advisor:
Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2017 and $72,000 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2017 and $0 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: December 8, 2017

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: December 8, 2017

* Print the name and title of each signing officer under his or her signature.